Fees And Expenses (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fees And Expenses [Abstract]
Management fee payment condition	0.05417%
Managing member management fee, per annum	0.65%
Waived management fees	$ 0	$ 0	$ 0
Service fee charged by selling agents, per month	0.0833%
Service fee charged by selling agents, per annum	1.00%
Upfront sales fee charged by selling agents	1.00%
Support service fee to pay broker-dealers, per annum	0.10%
Asset value, Series by series, support service fee to pay broker-dealers for distribution related service	0.0083%